                              CASH ASSETS PORTFOLIO
                               INSTITUTIONAL CLASS

                          Supplement dated July 1, 2002
                     to the Prospectus dated January 2, 2002


The following new sentence is added after the third sentence in the third paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds."

The following information replaces in its entirety the fifth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."

                                 PRIME PORTFOLIO
                              CASH MANAGEMENT CLASS

                          Supplement dated July 1, 2002
                     to the Prospectus dated January 2, 2002


The following paragraph is added after the third paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

          "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents."

The following information replaces in its entirety the fifth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."

                                 PRIME PORTFOLIO
                               INSTITUTIONAL CLASS

                          Supplement dated July 1, 2002
                     to the Prospectus dated January 2, 2002


The following paragraph is added after the third paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents."

The following information replaces in its entirety the fifth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."

                                 PRIME PORTFOLIO
                            PERSONAL INVESTMENT CLASS

                          Supplement dated July 1, 2002
                     to the Prospectus dated January 2, 2002


The following paragraph is added after the third paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents."

The following information replaces in its entirety the fifth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."

                                 PRIME PORTFOLIO
                            PRIVATE INVESTMENT CLASS

                          Supplement dated July 1, 2002
                     to the Prospectus dated January 2, 2002


The following paragraph is added after the third paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents."

The following information replaces in its entirety the fifth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."

                                 PRIME PORTFOLIO
                                  RESERVE CLASS

                          Supplement dated July 1, 2002
                     to the Prospectus dated January 2, 2002


The following paragraph is added after the third paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents."

The following information replaces in its entirety the fifth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."

                                 PRIME PORTFOLIO
                                 RESOURCE CLASS

                          Supplement dated July 1, 2002
                     to the Prospectus dated January 2, 2002


The following paragraph is added after the third paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents."

The following information replaces in its entirety the fifth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."

                                 PRIME PORTFOLIO
                                   SWEEP CLASS

                          Supplement dated July 1, 2002
                     to the Prospectus dated January 2, 2002


The following paragraph is added after the third paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents."

The following information replaces in its entirety the fifth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."

                             LIQUID ASSETS PORTFOLIO
                              CASH MANAGEMENT CLASS

                          Supplement dated July 1, 2002
                     to the Prospectus dated January 2, 2002


The following new sentence is added after the third sentence in the third paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents."

The following information replaces in its entirety the fifth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."

                             LIQUID ASSETS PORTFOLIO
                               INSTITUTIONAL CLASS

                          Supplement dated July 1, 2002
                     to the Prospectus dated January 2, 2002


The following new sentence is added after the third sentence in the third paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents."

The following information replaces in its entirety the fifth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."

                             LIQUID ASSETS PORTFOLIO
                            PERSONAL INVESTMENT CLASS

                          Supplement dated July 1, 2002
                     to the Prospectus dated January 2, 2002


The following new sentence is added after the third sentence in the third paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents."

The following information replaces in its entirety the fifth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."

                             LIQUID ASSETS PORTFOLIO
                            PRIVATE INVESTMENT CLASS

                          Supplement dated July 1, 2002
                     to the Prospectus dated January 2, 2002


The following new sentence is added after the third sentence in the third paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents."

The following information replaces in its entirety the fifth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."

                             LIQUID ASSETS PORTFOLIO
                                  RESERVE CLASS

                          Supplement dated July 1, 2002
                     to the Prospectus dated January 2, 2002


The following new sentence is added after the third sentence in the third paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents."

The following information replaces in its entirety the fifth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."

                             LIQUID ASSETS PORTFOLIO
                                 RESOURCE CLASS

                          Supplement dated July 1, 2002
                     to the Prospectus dated January 2, 2002


The following new sentence is added after the third sentence in the third paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents."

The following information replaces in its entirety the fifth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."

                             LIQUID ASSETS PORTFOLIO
                                   SWEEP CLASS

                          Supplement dated July 1, 2002
                     to the Prospectus dated January 2, 2002


The following new sentence is added after the third sentence in the third paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents."

The following information replaces in its entirety the fifth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."